Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Fixed Income Securities Inc
Prospectus Date	rr_ProspectusDate	Nov. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2013